Cost of revenues (Tables)	12 Months Ended
Dec. 31, 2024
Cost of revenues
Schedule of cost of revenues

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Revenue sharing fees and content costs	7,535,690	5,378,413	4,625,077
Bandwidth costs	537,921	360,660	237,441
Salaries and welfare	288,141	241,243	233,669
Payment handling costs	100,367	64,665	42,303
Share-based compensation	31,955	16,137	15,566
Others	116,652	118,007	115,605
Total	8,610,726	6,179,125	5,269,661